UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hermes Fund Manager (North America) LP
Address: 75 Park Plaza, 2nd Floor
         Boston, MA  02116

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ann Freeman
Title:     Chief Compliance Officer
Phone:     617-892-8991

Signature, Place, and Date of Signing:

 /s/  Ann Freeman     Boston, MA     April 12, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $242,193 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        SHS              H0023R105     7939   151800 SH       SOLE                   151800        0        0
AIR PRODS & CHEMS INC          COM              009158106     8504   115000 SH       SOLE                   115000        0        0
ALLERGAN INC                   COM              018490102    11788   180460 SH       SOLE                   180460        0        0
AMPHENOL CORP NEW              CL A             032095101     8700   206220 SH       SOLE                   206220        0        0
CVS CAREMARK CORPORATION       COM              126650100    13185   360640 SH       SOLE                   360640        0        0
DIGITAL RLTY TR INC            COM              253868103     7745   142900 SH       SOLE                   142900        0        0
EXPRESS SCRIPTS INC            COM              302182100     9256    90960 SH       SOLE                    90960        0        0
EXXON MOBIL CORP               COM              30231G102    11417   170450 SH       SOLE                   170450        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106     9324   397770 SH       SOLE                   397770        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     6565    78590 SH       SOLE                    78590        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     8950    52450 SH       SOLE                    52450        0        0
HALLIBURTON CO                 COM              406216101    11518   382270 SH       SOLE                   382270        0        0
ILLINOIS TOOL WKS INC          COM              452308109     8499   179460 SH       SOLE                   179460        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102     5246   284330 SH       SOLE                   284330        0        0
KRAFT FOODS INC                CL A             50075N104     9178   303500 SH       SOLE                   303500        0        0
LORILLARD INC                  COM              544147101     9544   126850 SH       SOLE                   126850        0        0
LSI CORPORATION                COM              502161102     8543  1395970 SH       SOLE                  1395970        0        0
MCAFEE INC                     COM              579064106    10187   253840 SH       SOLE                   253840        0        0
O REILLY AUTOMOTIVE INC        COM              686091109     6830   163740 SH       SOLE                   163740        0        0
PEABODY ENERGY CORP            COM              704549104     8150   178330 SH       SOLE                   178330        0        0
PRUDENTIAL FINL INC            COM              744320102    10813   178730 SH       SOLE                   178730        0        0
UNION PAC CORP                 COM              907818108    13793   188170 SH       SOLE                   188170        0        0
UNITED TECHNOLOGIES CORP       COM              913017109    12277   166780 SH       SOLE                   166780        0        0
VERTEX PHARMACEUTICALS INC     COM              92532F100    10984   268760 SH       SOLE                   268760        0        0
WELLS FARGO & CO NEW           COM              949746101    13258   426020 SH       SOLE                   426020        0        0